STOCK BASED COMPENSATION - Options (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Stock-based compensation
Options granted (in shares)			2,657,628		995,633
Stock-based compensation expense	$ 1,219	$ 78	$ 4,823	$ 180	$ 32	$ 272
Options outstanding (in shares)	3,767,571		3,767,571		1,202,979	262,427
Weighted-average fair value of options granted (in dollars per share)			$ 4.71	$ 1.03
Unrecognized stock-based compensation balance for unvested options	$ 9,800		$ 9,800
Options
Stock-based compensation
Unrecognized stock-based compensation balance for unvested options expected to be recognized (in years)			1 year 9 months 18 days
Options | Award date, Three months ended September 30, 2019
Stock-based compensation
Stock-based compensation expense	$ 1,200
Options | Award date, Nine months ended September 30, 2019
Stock-based compensation
Stock-based compensation expense			$ 4,800